Interest Expenses, Net (Tables)	12 Months Ended
Dec. 31, 2022
Interest Expenses, Net [Abstract]
Schedule of interest expenses
	2022	2021	2020
Interest expense	$499,746	$451,689	$261,899
Interest income	(26,658)	(34,041)	(15,936)
Total interest expense, net	$473,088	$417,648	$245,963